Consolidated Statements of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Operating Activities
Net income before allocation to noncontrolling interests	[1],[2],[3],[4]	$ 7,246		$ 6,986		$ 9,168
Adjustments to reconcile net income before allocation to noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization	[4]	5,757		5,157		5,537
Asset write-offs and impairments	[4]	1,613		1,119		531
Foreign currency loss related to Venezuela	[4]	0	[5]	806	[5]	0	[6],[7]
Gain/(loss) on disposal of discontinued operations	[4]	0		6		(51)
Write-down of HIS net assets to fair value less estimated costs to sell	[4]	1,712	[7]	0	[7]	0
Deferred taxes from continuing operations	[4]	(700)		(20)		320
Deferred taxes from discontinued operations	[4]	0		2		(3)
Share-based compensation expense	[4]	691		669		586
Benefit plan contributions in excess of expense	[4]	(712)		(617)		(199)
Other adjustments, net	[4],[8]	209		(160)		(430)
Other changes in assets and liabilities, net of acquisitions and divestitures:
Trade accounts receivable	[4]	(134)		21		148
Inventories	[4]	365		(199)		175
Other assets	[4]	(60)		236		1,161
Trade accounts payable	[4]	871		254		297
Other liabilities	[4],[8]	(223)		664		(650)
Other tax accounts, net	[4]	(734)		(235)		492
Net cash provided by operating activities	[4]	15,901		14,688		17,084
Investing Activities
Purchases of property, plant and equipment	[4]	(1,823)		(1,397)		(1,199)
Purchases of short-term investments	[4]	(15,957)		(28,581)		(50,954)
Proceeds from redemptions/sales of short-term investments	[4]	29,436		40,064		47,374
Net (purchases of)/proceeds from redemptions/sales of short-term investments with original maturities of three months or less	[4]	(4,218)		5,768		3,930
Purchases of long-term investments	[4]	(8,011)		(9,542)		(10,718)
Proceeds from redemptions/sales of long-term investments	[4]	11,254		6,929		6,145
Acquisitions of businesses, net of cash acquired	[4]	(18,368)		(16,466)		(195)
Acquisitions of intangible assets	[4]	(176)		(99)		(384)
Other investing activities, net	[4]	51		344		347
Net cash used in investing activities	[4]	(7,811)		(2,980)		(5,654)
Financing Activities
Proceeds from short-term borrowings	[4]	7,472		5,557		13
Principal payments on short-term borrowings	[4]	(5,102)		(3,965)		(10)
Net proceeds from/(payments on) short-term borrowings with original maturities of three months or less	[4]	(3,084)		2,717		(1,841)
Proceeds from issuance of long-term debt	[4]	10,976		0		4,491
Principal payments on long-term debt	[4]	(7,689)		(2,990)		(2,110)
Purchases of common stock	[4]	(5,000)		(6,160)		(5,000)
Cash dividends paid	[4]	(7,317)		(6,940)		(6,609)
Proceeds from exercise of stock options	[4]	1,019		1,263		1,002
Other financing activities, net	[4],[8]	(196)		109		(123)
Net cash used in financing activities	[4]	(8,921)		(10,409)		(10,187)
Effect of exchange-rate changes on cash and cash equivalents	[4]	(215)		(1,000)		(83)
Net increase/(decrease) in cash and cash equivalents	[4]	(1,046)		298		1,160
Cash and cash equivalents, beginning	[4]	3,641	[9]	3,343		2,183
Cash and cash equivalents, end	[4]	2,595	[9]	3,641	[9]	3,343
Supplemental Cash Flow Information
Exchange of Hospira subsidiary debt for Pfizer debt	[4],[10]	0		1,669		0
Cash paid (received) during the period for:
Income taxes	[4]	2,521		2,383		2,100
Interest	[4]	1,451		1,302		1,550
Interest rate hedges	[4]	$ (338)		$ (237)		$ (374)

[1]	Amounts may not add due to rounding.
[2]	Amounts may not add due to rounding.
[3]	Amounts may not add due to rounding.
[4]	Amounts may not add due to rounding.
[5]	In 2015, represents a foreign currency loss related to conditions in Venezuela during 2015, that had us resolve that our Venezuelan bolivar-denominated net monetary assets that are subject to revaluation were no longer expected to be settled at the Venezuelan government CENCOEX official rate of 6.30, but rather at the then SIMADI rate of 200, the lowest official rate. Those conditions included the inability to obtain significant conversions of Venezuelan bolivars related to intercompany U.S. dollar denominated accounts, an evaluation of the effects of the implementation of a fourth-quarter 2015 operational restructuring, resulting in a 36% reduction in our labor force in Venezuela, and our expectation of the changes in Venezuela’s responses to changes in its economy.
[6]	In 2016, primarily includes amounts to resolve a Multi-District Litigation relating to Celebrex and Bextra pending against the Company in New York federal court for $486 million, partially offset by the reversal of a legal accrual where a loss is no longer deemed probable. For additional information, see Note 17A5. In addition, 2016 includes a settlement related to a patent matter. In 2015, primarily includes $784.6 million related to an agreement in principle reached in February 2016 and finalized in April 2016 to resolve claims alleging that Wyeth's practices relating to the calculation of Medicaid rebates for its drug, Protonix (pantoprazole sodium), between 2001 and 2006, several years before Pfizer acquired Wyeth in 2009, violated the Federal Civil False Claims Act and other laws. For additional information, see Note 17A5. In 2014, primarily includes approximately $610 million for Neurontin-related matters (including off-label promotion actions and antitrust actions), $400 million to resolve a securities class action against Pfizer in New York federal court, and approximately $56 million for an Effexor-related matter, partially offset by $130 million of income from the reversal of two legal accruals where a loss is no longer deemed probable.
[7]	In 2016, represents a charge related to the write-down of the HIS net assets to fair value less estimated costs to sell. See Note 2B for additional information.
[8]	Amounts reflect the adoption of a new accounting standard that requires that cash flows present (i) excess tax benefits as operating activities, rather than financing activities on a prospective basis beginning in the year of adoption, and (ii) cash paid by us when directly withholding shares for tax-withholding purposes as a cash outflow from financing activities, rather than operating activities and is reflected in the year of adoption and retrospectively in 2015 and 2014 (see Note 1B).
[9]	Amounts may not add due to rounding.
[10]	n October 2015, Pfizer exchanged $1.7 billion debt of its then recently acquired subsidiary, Hospira, for virtually the same amount of Pfizer debt. See Note 7D. Financial Instruments: Long-Term Debt.